SHARE-BASED COMPENSATION - Assumptions used in determining the fair value of share options granted (Details) - Kaixin Auto Group 2021 Plan	12 Months Ended
Dec. 31, 2023 $ / shares
SHARE-BASED COMPENSATION
Risk-free interest rate, minimum	2.50%
Risk-free interest rate, maximum	3.00%
Volatility, minimum	45.00%
Volatility, maximum	46.00%
Expected term (in years)	10 years
Exercise price	$ 0.01
Fair value of the shares	0.88
Minimum
SHARE-BASED COMPENSATION
Fair value of the shares	2.12
Maximum
SHARE-BASED COMPENSATION
Fair value of the shares	$ 3.36